SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Financial Information for Reportable Operating Segments

The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to loss from continuing operations before income taxes for the years ended December 31, 2016, 2015 and 2014:

	For the fiscal year ended December 31,
	2016	2015	2014
Revenues
New Zealand	$487,337	$393,055	$320,385
Bolivia	275,514	285,382	296,155
Unallocated Corporate & Eliminations	565	823	258
Total revenues	$763,416	$679,260	$616,798

Adjusted EBITDA
New Zealand	$79,291	$55,455	$47,062
Bolivia	81,577	91,657	105,731
Equity-based compensation	(2,706)	(1,309)	(1,895)
Acquisition and other nonrecurring costs	(4,225)	(2,029)	—
Depreciation, amortization and accretion	(105,456)	(93,084)	(88,429)
Loss on disposal and abandonment of assets	(609)	(2,252)	(2,492)
Interest expense	(69,055)	(62,335)	(61,751)
Debt modification costs	(3,802)	—	—
Other expense, net	(133)	(4,268)	(2,580)
Unallocated Corporate & Eliminations	(7,805)	(7,691)	(8,505)

Loss from continuing operations before income taxes	$(32,923)	$(25,856)	$(12,859)

Depreciation, amortization and accretion
New Zealand	$59,436	$52,433	$51,949
Bolivia	45,981	40,435	36,050
Unallocated Corporate & Eliminations	39	216	430

Total depreciation, amortization and accretion	$105,456	$93,084	$88,429

Capital expenditures
New Zealand	$50,874	$57,253	$51,023
Bolivia	56,342	46,693	43,211
Unallocated Corporate & Eliminations	564	2,670	2,248

Total capital expenditures	$107,780	$106,616	$96,482

Total assets
New Zealand	$410,546	$398,012
Bolivia	284,358	296,102
Unallocated Corporate & Eliminations	11,300	68,352
Total assets	$706,204	$762,466

Schedule of Revenues By Product

The table below presents total revenues by product or service type for the years ended December 31, 2016, 2015 and 2014:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2016
Wireless service revenues	$259,206	$265,534	$—	$524,740
Wireline service revenues	43,397	—	—	43,397
Equipment sales	173,150	5,622	—	178,772
Non-subscriber ILD and other revenues	11,584	4,358	565	16,507

Total revenues	$487,337	$275,514	$565	$763,416

Year ended December 31, 2015
Wireless service revenues	$229,365	$274,061	$—	$503,426
Wireline service revenues	19,357	—	—	19,357
Equipment sales	138,648	4,191	—	142,839
Non-subscriber ILD and other revenues	5,685	7,130	823	13,638

Total revenues	$393,055	$285,382	$823	$679,260

Year ended December 31, 2014
Wireless service revenues	$243,031	$286,432	$—	$529,463
Equipment sales	73,838	3,491	—	77,329
Non-subscriber ILD and other revenues	3,516	6,232	258	10,006

Total revenues	$320,385	$296,155	$258	$616,798